Share warrants (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of reserves within equity [line items]
Schedule of Warrant Obligations

The Group has recognised the following warrant obligations (refer Note 20):

Particulars	Public warrants	Private warrants	Total
Beginning balance at August 23, 2021	1,084	663	1,747
Foreign currency translation	31	18	49
Change in fair value	428	262	690
Balance at March 31, 2022	1,543	943	2,486
Foreign currency translation	149	30	179
Converted to Public warrants	171	(171)	—
Change in fair value	(948)	(408)	(1,356)
Balance at March 31, 2023	915	394	1,309
Foreign currency translation	9	5	14
Converted to Public warrants	32	(32)	—
Change in fair value	(398)	(153)	(551)
Balance at March 31, 2024	558	214	772